Rule 497(e)
Registration No. 033-21561
1940 Act File No. 811-05537

SUPPLEMENT DATED AUGUST 29, 2016
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2016
OF

Nicholas Money Market Fund, Inc.

THIS SUPPLEMENT UPDATES THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.
PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS AND STATEMENT OF
ADDITIONAL INFOMARTION FOR FUTURE REFERENCE.

The purpose of this supplement is to notify the shareholders of Nicholas Money Market Fund, Inc.
(the “Fund”) with deep and sincere regrets that Mr. Albert O. Nicholas passed away on August 4,
2016. He was very hard working, diligent, humble, and generous.

PART A: INFORMATION REQUIRED IN THE PROSPECTUS:

1. The last two paragraph of the section captioned “THE FUND'S INVESTMENT ADVISER” on page 8 of the prospectus are revised and restated as follows:

     David O. Nicholas is a controlling person of the Adviser through his ownership of 60% of the outstanding voting securities of the Adviser which are held in trust for his benefit.

     Mr. Jeffrey T. May is Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. May has held various senior positions with the Fund and the Adviser and has been employed by the Adviser since 1987. He is a Certified Public Accountant. Mr. May has been Portfolio Manager of the Fund since 1988.

Part B: INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. The last paragraph of the section captioned “THE FUND'S INVESTMENT ADVISER” on page 8 of the statement of additional information is revised and restated as follows:

     David O. Nicholas, President and of the Fund, is President, Chief Executive Officer, Chief Investment Officer and a Director of the Adviser, and is a controlling person of the Adviser through his ownership of 60% of the outstanding voting securities of the Adviser which are held in trust for his benefit. David L. Johnson is Executive Vice President of the Fund and Executive Vice President of the Adviser. He is an uncle of David O. Nicholas. Lawrence J. Pavelec, Senior Vice President and Secretary of the Fund, is Senior Vice President, Secretary and Chief Operating Officer of the Adviser. Candace L. Lesak, Vice President of the Fund, is an employee of the Adviser. Jennifer R. Kloehn, Senior Vice President, Treasurer and Chief Compliance Officer of the Fund, is Senior Vice President, Treasurer, Chief Financial Officer and Chief Compliance Officer of the Adviser. K. Thor Lundgren, 100 E. Wisconsin Avenue, Milwaukee, Wisconsin, is a Director of the Adviser. Mr. Lundgren is a partner with the law firm of Michael Best & Friedrich LLP, Milwaukee, Wisconsin, legal counsel to the Fund and the Adviser.

2. On page 8, the entry for Albert O. Nicholas in the second paragraph of the section captioned “MANAGEMENT – DIRECTORS AND EXECUTIVE OFFICERS OF THE CORPORATION AND PORTFOLIO MANAGERS OF THE FUND” is deleted in its entirety.

To reflect the change in board membership and changes to officer appointments, the biographical table appearing in the section captioned “MANAGEMENT – DIRECTORS AND EXECUTIVE OFFICERS OF THE CORPORATION AND PORTFOLIO MANAGER OF THE FUND” is deleted in its entirety and replaced with the following table. The pertinent information about the Fund's officers and directors is as of August 29, 2016.

Other
				Number of	Directorships
		Term of		Portfolios	Held by
		Office and		in Fund	Director
	Positions	Length of		Complex	during the
	Held With	Time	Principal Occupations	Overseen	Past Five
Name and Age	Fund	Served	during Past Five Years	by Director	Years
DISINTERESTED
DIRECTORS
Timothy P. Reiland, 60	Director	(1), 14 years	Private Investor, Chairman	5	None
and Chief Financial Officer,
Musicnotes, Inc., October
2001 to present. Investment
Analyst from 1987 to
October 2001, Tucker
Anthony Incorporated, a
brokerage firm for its
division Tucker Anthony
Cleary Gull. Prior to its
acquisition by Tucker
Anthony in November 1998,
Cleary Gull was known as
Cleary Gull Reiland and
McDevitt Inc. He is a
Chartered Financial Analyst.

Jay H. Robertson, 64	Director	(1), 21 years	Private Investor, April 2000	6	None
to present. Chairman of the
Board of Robertson-Ryan
and Associates, Inc., an
insurance brokerage firm
from 1993 to March 2000.

OFFICERS
David O. Nicholas, 55	President	(1), Since	President, Chief Executive	3	None
		August	Officer (since August 2016),
		2016.	Chief Investment Officer
and Director, Nicholas
Company, Inc., the Adviser
to the Fund and employed
by the Adviser since 1986.
He has been Portfolio
Manager for, and primarily
responsible for the day-to-
day management of the
portfolios of the Fund and
Nicholas Limited Edition,
Inc. since March 1993 and
Portfolio Manager of
Nicholas Equity Income
Fund, Inc. and Lead
Portfolio Manager of
Nicholas Fund, Inc. since
August 2016. He served as
Associate Portfolio Manager
of Nicholas Fund, Inc. from
April 2011 to August 2016.
He is a Chartered Financial
Analyst.

David L. Johnson, 74	Executive	Annual,	Executive Vice President,	N/A	N/A
	Vice	28 years	Nicholas Company, Inc., the
	President		Adviser to the Fund, and
employed by the Adviser
since 1980. He is a
Chartered Financial Analyst.

Other
				Number of	Directorships
		Term of		Portfolios	Held by
		Office and		in Fund	Director
	Positions	Length of		Complex	during the
	Held With	Time	Principal Occupations	Overseen	Past Five
Name and Age	Fund	Served	during Past Five Years	by Director	Years
Jeffrey T. May, 60	Portfolio	Annual,	Employee, Nicholas	N/A	N/A
	Manager	28 years	Company, Inc., the Adviser
to the Fund since 1987. He
has served in various senior
management roles for the
Fund and the Adviser. He
has been Portfolio Manager
for and primarily
responsible for the day-to-
day management of the
Fund since 1988. He is a
Certified Public Accountant.

Lawrence J. Pavelec, 57	Senior Vice	Annual,	Senior Vice President (since	N/A	N/A
	President	11 years	April 2003), Secretary and
	and		Chief Operating Officer
	Secretary		(since August 2016),
Nicholas Company, Inc., the
Adviser to the Fund, and
employed by the Adviser
since April 2003. He is
Portfolio Manager for and
primarily responsible for the
day-to-day management of
the portfolio of Nicholas
High Income Fund, Inc.,
since April 2008. He served
as Co-Portfolio Manager of
Nicholas High Income
Fund, Inc. from April 2003
until April 2008. He is a
Chartered Financial Analyst.

Lynn S. Nicholas, 60 (3)	Vice	Annual,	Senior Vice President,	N/A	N/A
	President	28 years	Nicholas Company, Inc., the
Adviser to the Fund, and
employed by the Adviser
since 1983. She is a
Chartered Financial Analyst.

Candace L. Lesak, 58	Vice	Annual,	Employee, Nicholas	N/A	N/A
	President	23 years	Company, Inc., the Adviser
to the Fund, since February
1983. She is a Certified
Financial Planner.

Jennifer R. Kloehn, 43	Senior Vice	Annual,	Senior Vice President,	N/A	N/A
	President,	Since	Treasurer, Chief Financial
	Treasurer	August	Officer (since August 2016)
	and Chief	2016 and	and Chief Compliance
	Compliance	May 2016	Officer (since May 2016),
	Officer		Nicholas Company, Inc., the
Adviser to the Fund.
Compliance Officer and
Assistant Vice President,
Nicholas Company, Inc.,
July 2004 to April 2016. She
is a Certified Public
Accountant.

(1)	Until duly elected or re-elected at a subsequent annual meeting of the Fund.